Income Taxes - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
PRC Statutory income tax rate		25.00%	25.00%
Effect of tax rates in different tax jurisdiction		(35.10%)	(2.50%)
Effect of preferential tax rate for qualified HNTE entities		(8.60%)	(5.40%)
Additional deduction for research and development expenditures (in percent)	(7.50%)	(62.80%)	9.30%
Share-based compensation	1.40%	141.20%	(19.70%)
Permanent book-tax differences		(13.30%)	2.00%
Change in valuation allowance	(18.90%)	(16.40%)	(14.40%)
Effective Tax Rates	3.30%	30.00%	(5.70%)